Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2016
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	May 05, 2017
Document Effective Date	May 06, 2017
Prospectus Date	May 06, 2017
Nuance Concentrated Value Fund | Institutional Class Shares
Prospectus:
Trading Symbol	NCVLX
Nuance Concentrated Value Fund | Investor Class
Prospectus:
Trading Symbol	NCAVX
Nuance Mid Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	NMVLX
Nuance Mid Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	NMAVX
Nuance Mid Cap Value Fund | Z Class Shares
Prospectus:
Trading Symbol	NMVZX